Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated November 22, 2011
to the Statutory Prospectus for Institutional Class, Class P and D Shares of Allianz Funds Multi-Strategy Trust
dated April 1, 2011 (as revised September 26, 2011)
Disclosure Relating to the Allianz NFJ International Value II Fund
The tables labeled “Shareholder Fees” and “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	0.80%	None	2.58%	3.38%	(2.43)%	0.95%
Class P	0.80	None	2.68	3.48	(2.43)	1.05
Class D	0.80	0.25%	2.58	3.63	(2.33)	1.30

(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2012 and include organizational expenses.

(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.95% for Institutional Class shares, 1.05% for Class P shares and 1.30% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
The sections titled “Principal Investments and Strategies” and “Fund Distributions” are revised to reflect the Fund’s intention to declare and distribute income dividends to shareholders of record on a quarterly basis.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated November 22, 2011 to the
Statutory Prospectus for Class A and C Shares of Allianz Funds Multi-Strategy Trust,
dated April 1, 2011 (as revised September 26, 2011)
Disclosure Relating to the Allianz NFJ International Value II Fund
The tables labeled “Shareholder Fees” and “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:
Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%
Class C	None	1%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Reductions(3)	Reductions(3)

Class A	0.80%	0.25%	2.58%	3.63%	(2.33)%	1.30%
Class C	0.80	1.00	2.58	4.38	(2.33)	2.05

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2012 and include organizational expenses.

(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class A shares and 2.05% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
The sections titled “Principal Investments and Strategies” and “Fund Distributions” are revised to reflect the Fund’s intention to declare and distribute income dividends to shareholders of record on a quarterly basis.